Annual Fund Operating Expenses - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Equity Fund	Nov. 01, 2021
Class R2
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.36%
Service Fees	0.25%
Remainder of Other Expenses	0.11%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.52%
Fee Waivers and/or Expense Reimbursements	(0.03%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.49%	[1]
Class R3
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.34%
Service Fees	0.25%
Remainder of Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.25%
Fee Waivers and/or Expense Reimbursements	(0.01%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	1.24%	[1]
Class R4
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.35%
Service Fees	0.25%
Remainder of Other Expenses	0.10%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.01%
Fee Waivers and/or Expense Reimbursements	(0.02%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.99%	[1]
Class R5
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.19%
Service Fees	0.10%
Remainder of Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.85%
Fee Waivers and/or Expense Reimbursements	(0.05%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.80%	[1]
Class R6
Operating Expenses:
Management Fees	0.65%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.09%
Service Fees	none
Remainder of Other Expenses	0.09%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.75%
Fee Waivers and/or Expense Reimbursements	(0.01%)	[1]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	0.74%	[1]

[1]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.49%, 0.99% and 0.80% of the average daily net assets of Class R2, Class R4 and Class R5 Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds for all Share Classes. These waivers are in effect through 10/31/22, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.